Other risks and contingent liabilities (Details) € in Millions		6 Months Ended
	Apr. 28, 2016 employee	Jun. 30, 2018 EUR (€) company
Exploration & Production | Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)		39.62%
Contingent liabilities - legal proceedings | Alitalia
Disclosure of contingent liabilities
Alleged damages claimed | €		€ 908
Contingent liabilities - legal proceedings | FERC
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee	2
Number of companies involved in class action lawsuit | company		3